Segment Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)
Segment Information [Line Items]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The Company has identified its Chairman and Chief Executive Officer as the chief operating decision maker (the “CODM”). The Company consists of one reportable segment, because the resource allocation and assessment of performance of the entity’s business activities by the CODM are performed using the entity-wide operating results.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Number of reportable segment (in segment) | Segment	1
Interest income the investment held in trust account	$ 5,868,869	$ 0
General and administrative expenses	2,202,640	61,126
Other expenses and administrative expenses	61,000	0
Total assets	282,124,749	105,806
Assets [Member]
Segment Information [Line Items]
Total assets	282,125,000	106,000
Investment Income [Member]
Segment Information [Line Items]
Interest income the investment held in trust account	5,869,000	0
General and Administrative Expense [Member]
Segment Information [Line Items]
General and administrative expenses	$ 2,203,000	$ 61,000